Income Taxes - Summary of Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 29.2	$ 29.2
Federal and state credit carryforwards	14.3	16.4
Property, plant and equipment	0.6	2.6
Deferred and other revenue differences	4.0	0.0
Interest carryforwards	11.2	4.9
Other reserves and accrued expenses	15.0	9.0
Other assets	3.7	4.7
Total deferred tax assets	78.0	66.8
Less: valuation allowance	(29.1)	(29.0)	$ (18.7)
Net deferred tax assets	48.9	37.8
Deferred tax liabilities:
Purchased technologies and other intangibles	(75.0)	(58.2)
Deferred and other revenue differences	(8.1)	(0.8)
Property, plant and equipment	(3.9)	(3.0)
Other liabilities	(1.8)	(4.1)
Total deferred tax liabilities	(88.8)	(66.1)
Net deferred tax liabilities	$ (39.9)	$ (28.3)